Document and Entity Information	Total
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Mar. 31, 2020
Entity Registrant Name	CORNERCAP GROUP OF FUNDS /VA/
Entity Central Index Key	0000789280
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 24, 2020
Document Effective Date	Aug. 01, 2020
Prospectus Date	Aug. 01, 2020